Stockholders' Equity - Summary of Common Stock Reserved for Future Issuance (Detail) - shares	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common stock reserved for future issuance	4,787,000	6,601,000
Warrants to Purchase Common Stock
Class of Stock [Line Items]
Common stock reserved for future issuance	466,000	1,177,000
Public Warrants to Purchase Common Stock
Class of Stock [Line Items]
Common stock reserved for future issuance	3,734,000	3,734,000
Stock Options
Class of Stock [Line Items]
Common stock reserved for future issuance	444,000	535,000
Restricted Stock Units
Class of Stock [Line Items]
Common stock reserved for future issuance		466,000
Authorized for Future Option Grants
Class of Stock [Line Items]
Common stock reserved for future issuance	143,000	689,000